Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	hlt
Entity Registrant Name	Hilton Worldwide Holdings Inc.
Entity Central Index Key	0001585689
Entity Filer Category	Large Accelerated Filer